Financial risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial risk management

Note	5 | Financial risk management

Note	5.1 | Financial risk factors

The Company’s activities and the market in which it operates expose the Company to a number of financial risks: market risk (including currency risk, cash flows interest rate risk, fair value interest rate risk and price risk), credit risk and liquidity risk.

The management of the financial risk is part of the Company’s overall policies, which focus on the unpredictability of the financial markets and seek to minimize potential adverse effects on its financial performance. Financial risks are the risks derived from the financial instruments to which the Company is exposed during or at the end of each year. The Company uses derivative instruments to hedge exposure to certain risks whenever it deems appropriate in accordance with its internal risk management policy.

Risk management is controlled by the Finance and Control Division, which identifies, evaluates and hedges financial risks. Risk management policies and systems are periodically reviewed so that they can reflect the changes in the market’s conditions and the Company’s activities.

This section includes a description of the main risks and uncertainties that could have a material adverse effect on the Company’s strategy, performance, results of operations and financial position.

a.	Market risks

i.	Currency risk

Currency risk is the risk of fluctuation in the fair value or future cash flows of a financial instrument due to changes in foreign currency exchange rates. The Company’s exposure to currency risk relates to the collection of its revenue in pesos, in conformity with regulated electricity rates that are not indexed in relation to the US dollar, whereas a significant portion of its existing financial debt is denominated in US dollars. Therefore, the Company is exposed to the risk of a loss resulting from a devaluation of the peso. The Company may hedge its currency risk by trying to enter into currency futures. At the date of issuance of these Consolidated financial statements, the Company has not hedged its exposure to the US dollar.

If the Company continued to be unable to effectively hedge all or a significant part of its exposure to currency risk, any devaluation of the peso could significantly increase its debt service burden, which, in turn, could have a substantial adverse effect on its financial and cash position (including its ability to repay its Corporate Notes) and the results of its operations.

As of December 31, 2025 and 2024, the Company’s balances in foreign currency are as follow:

	Currency	Amount in foreign currency	Exchange rate (1)	12.31.25	12.31.24

ASSETS
CURRENT ASSETS
Other receivables	USD	13.8	1446.000	19,955	2,165
Financial assets at amortized cost	USD	3.1	1446.000	4,483	-
Financial assets at fair value through profit or loss	USD	358.9	1446.000	518,969	386,869
Cash and cash equivalents	USD	87.4	1446.000	126,380	18,951
TOTAL CURRENT ASSETS				669,787	407,985
TOTAL ASSETS				669,787	407,985

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	449.5	1455.000	653,997	466,925
TOTAL NON-CURRENT LIABILITIES				653,997	466,925
CURRENT LIABILITIES
Trade payables	USD	22.6	1455.000	32,883	24,166
	EUR	0.5	1713.117	857	141
	CHF	-	-	-	300
Borrowings	USD	183.3	1455.000	266,640	16,418
TOTAL CURRENT LIABILITIES				300,380	41,025
TOTAL LIABILITIES				954,377	507,950

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2025 for US Dollars (USD) and Euros (EUR).

The table below shows the Company’s exposure to currency risk resulting from the financial assets and liabilities denominated in a currency other than the Company’s functional currency.

	12.31.25	12.31.24
Net position
US dollar	(283,733)	(99,524)
Euro	(857)	(141)
Swiss franc	-	(300)
Total	(284,590)	(99,965)

The Company estimates that a 10% devaluation of the Argentine peso with respect to each foreign currency, with all other variables held constant, would give rise to the following decrease in the profit (loss) for the year:

	12.31.25	12.31.24
Net position
US dollar	(28,373)	(9,952)
Euro	(86)	(14)
Swiss franc	-	(30)
Decrease in the results of operations for the year	(28,459)	(9,996)

ii.	Price risk

The Company’s investments in listed equity instruments are susceptible to market price risk arising from the uncertainties concerning the future value of these instruments. Due to the low significance of the investments in equity instruments in relation to the net asset/liability position, the Company is not significantly exposed to the referred to instruments price risk.

Furthermore, the Company is not exposed to commodity price risk.

iii.	Interest rate risk

It is the risk of fluctuation in the fair value or cash flows of an instrument due to changes in market interest rates. The Company’s exposure to interest rate risk is related mainly to the long-term debt obligations.

Indebtedness at floating rates exposes the Company to interest rate risk on its cash flows. Indebtedness at fixed rates exposes the Company to interest rate risk on the fair value of its liabilities. As of December 31, 2025 and 2024, except for both Class No. 9 Corporate Notes issued by the Company in Argentine pesos, at a floating TAMAR rate plus a fixed annual margin of 6%, and the bank loans taken with ICBC and Nación banks (Note 29), all the loans were obtained at fixed interest rates. The Company’s policy is to keep the largest percentage of its indebtedness in instruments that accrue interest at fixed rates.

The Company analyzes its exposure to interest rate risk in a dynamic manner. Several scenarios are simulated taking into account the positions with respect to refinancing, renewal of current positions, alternative financing and hedging. Based on these scenarios, the Company calculates the impact on profit or loss of a specific change in interest rates. In each simulation, the same interest rate fluctuation is used for all the currencies. Scenarios are only simulated for liabilities that represent the most relevant interest-bearing positions.

b.	Credit risk

It is the risk of a financial loss as a consequence of a counterparty’s failure to comply with the obligations assumed in a financial instrument or commercial contract. The Company’s exposure to credit risk results from its operating (particularly from its commercial receivables) and financial activities, including deposits in financial entities and other instruments.

Credit risk arises from cash and cash equivalents, deposits with banks and financial entities and derivative financial instruments, as well as from credit exposure to customers, including outstanding balances of accounts receivable and committed transactions.

With regard to banks and financial entities, only those with high credit quality are accepted.

With regard to debtors, if there are no independent credit risk ratings, the Finance Department evaluates the debtors’ credit quality, past experience and other factors.

Individual credit limits are set in accordance with the limits set by the Company’s CEO, on the basis of the internal or external ratings approved by the Finance and Control Division.

The Company has different procedures in place to reduce energy losses and allow for the collection of the balances owed by its customers. The Operations and Customer Service Divisions periodically monitor compliance with the above-mentioned procedures.

One of the significant items of delinquent balances is that related to the receivable amounts with Municipalities, in respect of which the Company applies different offsetting mechanisms against municipal taxes it collects in the name and to the order of those government bodies and debt refinancing plans, with the aim of reducing its exposure.

At each fiscal year-end, the Company analyzes whether the recording of an impairment is necessary. As of December 31, 2025 and 2024, delinquent trade receivables totaled approximately $ 95,395 and $ 44,336, respectively. As of December 31, 2025 and 2024, the Consolidated financial statements included allowances for $ 25,040 and $ 14,950, respectively.

The inability to collect the amounts receivable in the future could have an adverse effect on the Company’s results of operations and its financial position, which, in turn, could have an adverse effect on the Company’s ability to repay loans, including payment of the Corporate Notes.

The balances of the bills for electricity consumption of T1 (small-demand), T2 (medium-demand) and T3 (large-demand) customers that remain unpaid seven working days after the bills’ first due dates are considered delinquent trade receivables. Additionally, the amounts included in the Framework Agreement are not considered within delinquent balances of the electricity supplied to low-income areas and shantytowns.

The Company’s maximum exposure to credit risk is based on the book value of each financial asset in the Consolidated financial statements, after deducting the corresponding allowances.

c.	Liquidity risk

The Company monitors the risk of a deficit in cash flows on a periodical basis. The Finance Department supervises the updated projections of the Company’s liquidity requirements in order to ensure that there is enough cash to meet its operating needs, permanently maintaining sufficient margin for undrawn credit lines so that the Company does not fail to comply with the indebtedness limits or covenants, if applicable, of any line of credit. Such projections give consideration to the Company’s debt financing plans, compliance with covenants, with internal balance sheet financial ratios objectives and, if applicable, with external regulations and legal requirements, such as, restrictions on the use of foreign currency.

Cash surpluses held by the Company and the balances in excess of the amounts required to manage working capital are invested in money market funds and/or time deposits that accrue interest, currency deposits and securities, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient margin as determined in the aforementioned projections. As of December 31, 2025 and 2024, the Company’s current financial assets at fair value amount to $ 565,669 and $ 477,984, respectively, which are expected to generate immediate cash inflows to manage the liquidity risk.

The table below includes an analysis of the Company’s non-derivative financial liabilities, which have been classified into maturity groupings based on the remaining period between the closing date of the fiscal year and the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual discounted cash flows.

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2025
Trade payables and other liabilities	58,514	637,552	189,638	47,989	141,079	1,074,772
Borrowings	-	196,195	225,640	436,159	-	857,994
Total	58,514	833,747	415,278	484,148	141,079	1,932,766

As of December 31, 2024
Trade payables and other liabilities	131,982	212,960	58,980	24,743	212,218	640,883
Borrowings	-	2,382	66,647	108,897	-	177,926
Total	131,982	215,342	125,627	133,640	212,218	818,809

Note	5.2 | Concentration risk factors

a.      Related to customers

The Company’s receivables derive primarily from the sale of electricity.

No single customer accounted for more than 10% of sales for the years ended December 31, 2025 and 2024.

b.     Related to employees who are union members

As of December 31, 2025, the Company’s employees are members of unions, Sindicato de Luz y Fuerza de Capital Federal (Electric Light and Power Labor Union of the Federal Capital) and Asociación del Personal Superior de Empresas de Energía (Association of Supervisory Personnel of Energy Companies). These employees’ labor cost depends on negotiations between the Company and the unions; a sensitive change in employment conditions generates a significant impact on the Company’s labor costs.

Collective bargaining agreements were entered into in the months of March, June and October 2025, as a consequence of the inflationary context in which the Argentine economy is immersed. Furthermore, in February 2026, a new collective bargaining agreement was executed covering the months of February and April 2026.

Note	5.3 | Capital risk management

The Company’s objectives when managing capital are to safeguard its ability to continue operating as a going concern and to maintain an optimal capital structure to reduce the cost of capital.

Consistent with others in the industry, the Company monitors its capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total liabilities (current and non-current) less cash and cash equivalents. Total capital is calculated as equity, as shown in the Statement of Financial Position, plus net debt.

The gearing ratios at December 31, 2025 and 2024 were as follow:

	12.31.25	12.31.24
Total liabilities	3,536,477	3,252,554
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(772,849)	(509,449)
Net debt	2,763,628	2,743,105
Total Equity	2,222,906	1,982,526
Total capital attributable to owners	4,986,534	4,725,631
Gearing ratio	55.42%	58.05%

Note	5.4 | Regulatory risk factors

Pursuant to caption C of Section 37 of the Concession Agreement, the Grantor of the Concession may, without prejudice to other rights to which the Grantor is entitled thereunder, foreclose on the collateral granted by the Company when the cumulative value of the penalties imposed to the Company in the previous one-year period exceeds 20% of its annual billing, net of taxes and fees.

The Company’s Management evaluates the development of this indicator on an annual basis. At the date of issuance of these Consolidated financial statements, there are no events of non-compliance by the Company that could lead to that situation.

Note	5.5 | Information security-related risk factors

The Company has a Security Information and Event Management System in place to access data-based information, mitigating risks at scale with machine learning-based analysis.

Furthermore, there are information security awareness programs addressed to the staff, and a liability insurance that covers the Company against the residual risks and costs associated with cybersecurity events.

Note	5.6 | Fair value estimate

The Company classifies the measurements of financial instruments at fair value using a fair value hierarchy that reflects the relevance of the variables used to carry out such measurements. The fair value hierarchy has the following levels:

· Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

· Level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from the prices).

· Level 3: inputs for the asset or liability that are not based on observable market data (i.e. unobservable inputs).

The table below shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2025 and 2024:

	LEVEL 1	LEVEL 2	LEVEL 3

At December 31, 2025
Assets
Other receivables
Assigned assets and in custody	17,581	-	-
Financial assets at fair value through profit or loss:
Negotiable instruments	130,868	-	-
Mutual funds	434,801	-	-
Shares	-	-	53,686
Cash and cash equivalents:
Mutual funds	60,555	-	-
Total assets	643,805	-	53,686

	LEVEL 1	LEVEL 2	LEVEL 3
At December 31, 2024
Assets
Other receivables
Transferred assets and in custody	11,767	-	-
Financial assets at fair value through profit or loss:
Negotiable instruments	150,616	-	-
Mutual funds	327,368	-	-
Cash and cash equivalents
Mutual funds	590	-	-
Total assets	490,341	-	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	172,973	-
Total liabilities	-	172,973	-

The value of the financial instruments traded in active markets is based on the quoted market prices at the Statement of Financial Position date. A market is regarded as active if quoted prices are regularly available from a stock exchange, broker, sector-specific institution or regulatory agency, and those prices represent current and regularly occurring market transactions on an arms’ length basis. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in level 1.

The fair value of financial instruments that are not traded in active markets is determined by using valuation techniques. These valuation techniques maximize the use of observable market data, where it is available, and rely as little as possible on the Company’s specific estimates. If all the significant variables to determine the fair value of a financial instrument are observable, the instrument is included in level 2.

If one or more of the significant variables used to determine fair value are not observable in the market, the financial instrument is included in level 3.

As of December 31, 2025, the Company has investments in equity instruments relating to minority interests in unlisted companies, engaged in the development of early-stage mining projects. As there is no active market for these shares, their fair value was classified within Level 3 of the hierarchy established by IFRS 13.

The fair value of these investments was determined on the basis of valuation reports prepared by independent experts, using a market approach based on recent comparable transactions involving properties at similar exploration stages, adjusted for specific conditions, such as location, degree of geological development, and macroeconomic environment. The applied method consisted of using per-hectare multiples, weighted according to the aforementioned factors.

Significant unobservable variables

Among the key unobservable inputs included in the valuation, the following stand out:

- Market value per hectare adjusted for geological prospectivity.

- Project development stage (pre-exploration or initial exploration).

- Exclusion of transactions in non-applicable geographic regions.

The properties comprise projects at the initial stage of exploration in the lithium, copper, and gold sectors, located in regions with high mining activity and strong discovery potential, such as the province of Catamarca (mountain range area and western salt flats) and border areas between Argentina and Chile. Due to the fact that most of these properties show little or no exploration development, and that there is no active market for this type of assets, their valuation was determined based on third-party comparable transactions carried out over the last five years. These transactions were adjusted according to the exploration stage, location, and other particular conditions of each project.

For lithium-related properties, mainly located in salt flats and brine areas, reference values range from USD 80 to USD 985 per hectare, taking into account geological prospectivity and the limited available information. As for copper and gold projects, located in areas with early exploration activity and high potential but without defined resources, the range considered varies between USD 200 and USD 1,000 per hectare, using comparable transactions in the region as a reference.

Sensitivity

Due to the fact that the fair value estimate is subject to significant uncertainties arising from the absence of an active market for these assets, reasonable changes in the variables used (for example, variations in reference multiples or in the assessment of the geological potential) could significantly impact the value assigned to the investments (Note 21).